Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Schedule of Composition of Provisions
	Dismantling and restoring sites	Legal claims	Other contractual liabilities	Total
	NIS millions

Balance as of January 1, 2019	20	63	42	125
Provisions created in the year	2	12	4	18
Provisions cancelled in the year	-	(17)	(5)	(22)
Balance as of January 1, 2020	22	58	41	121

Provisions created in the year	8	12	1	21
Business combination	-	3	79	82
Provisions cancelled in the year	-	(14)	(4)	(18)
Balance as of December 31, 2020	30	59	117	206

Non-current	30	-	-	30
Current	-	59	117	176
	30	59	117	206